Revenue (FY) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Channel	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Channel Point	Dec. 31, 2018 USD ($)
Revenue Concentration [Abstract]
Number of revenue channels | Channel			2		2
Revenue	$ 11,135,000	$ 3,932,000	$ 33,302,000	$ 11,567,000	$ 15,577,000	$ 14,785,000
Maximum [Member]
Revenue Concentration [Abstract]
Product returns					$ 400,000	$ 700,000
Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage					10.00%	10.00%
Shipping Cost [Member]
Revenue Concentration [Abstract]
Revenue					$ 700,000	$ 900,000
Cost of revenue					$ 2,300,000	2,500,000
Directly to Consumer [Member]
Revenue Concentration [Abstract]
Number of points received by customers for every $1 spent | Point					12
Dollar amount of gift card received for every 500 points earned					$ 5
Estimated redemption rate of loyalty points earned					37.00%
Dollar amount of loyalty program awards earned but not redeemed	300,000		300,000		$ 200,000
Revenue	$ 100,000	$ 100,000	$ 300,000	$ 300,000		0
Directly to Consumer [Member] | Maximum [Member]
Revenue Concentration [Abstract]
Dollar amount of loyalty program awards earned but not redeemed						$ 100,000
Revenue					$ 200,000
Directly to Consumer [Member] | Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage	24.00%	91.00%	25.00%	90.00%	89.00%
Directly to Consumer [Member] | Shipping Cost [Member]
Revenue Concentration [Abstract]
Revenue	$ 200,000	$ 200,000	$ 400,000	$ 500,000
Cost of revenue	300,000	$ 600,000	1,000,000.0	$ 1,800,000
Wholesale [Member]
Revenue Concentration [Abstract]
Cost of revenue	$ 100,000		$ 100,000
Wholesale [Member] | Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage	76.00%	9.00%	75.00%	10.00%	11.00%
Wholesale [Member] | Shipping Cost [Member]
Revenue Concentration [Abstract]
Cost of revenue		$ 0		$ 0